Financial instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
(a)Fair value of financial instruments

December 31, 2020	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,837,429	$1,837,429	$1,706,900	$20,015	$110,514
Development loans and other receivables	23,804	31,088	—	31,088	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	51,525	51,525	—	—	51,525
Energy contracts not designated as cash flow hedge	388	388	—	—	388
Commodity contracts for regulated operations	194	194	—	194	—
Total derivative instruments	52,107	52,107	—	194	51,913
Total financial assets	$1,913,340	$1,920,624	$1,706,900	$51,297	$162,427
Long-term debt	$4,538,470	$5,140,059	$2,316,586	$2,823,473	$—
Notes payable to related party	30,493	30,493	—	30,493	—
Convertible debentures	295	623	623	—	—
Preferred shares, Series C	13,698	15,565	—	15,565	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	5,597	5,597	—	—	5,597
Energy contracts not designated as a cash flow hedge	332	332	—	—	332
Cross-currency swap designated as a net investment hedge	84,543	84,543	—	84,543	—
Interest rate swaps designated as a hedge	19,324	19,324	—	19,324	—
Commodity contracts for regulated operations	614	614	—	614	—
Total derivative instruments	110,410	110,410	—	104,481	5,929
Total financial liabilities	$4,693,366	$5,297,150	$2,317,209	$2,974,012	$5,929
24.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2019	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,294,147	$1,294,147	$1,178,581	$27,072	$88,494
Development loans and other receivables	37,050	37,984	—	37,984	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	65,304	65,304	—	—	65,304
Energy contracts not designated as a cash flow hedge	20,384	20,384	—	—	20,384
Commodity contracts for regulatory operations	16	16	—	16	—
Total derivative instruments	85,704	85,704	—	16	85,688
Total financial assets	$1,416,901	$1,417,835	$1,178,581	$65,072	$174,182
Long-term debt	$3,931,868	$4,284,068	$1,495,153	$2,788,915	$—
Convertible debentures	342	623	623	—	—
Preferred shares, Series C	13,793	15,120	—	15,120	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	789	789	—	—	789
Energy contracts not designated as a cash flow hedge	38	38	—	—	38
Cross-currency swap designated as a net investment hedge	81,765	81,765	—	81,765	—
Commodity contracts for regulated operations	2,072	2,072	—	2,072	—
Total derivative instruments	84,664	84,664	—	83,837	827
Total financial liabilities	$4,030,667	$4,384,475	$1,495,776	$2,887,872	$827
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of December 31, 2020 and 2019 due to the short-term maturity of these instruments.
The fair value of development loans and other receivables (level 2) is determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The fair value of the investment in Atlantica (level 1) is measured at the closing price on the NASDAQ stock exchange.
24.Financial instruments (continued)
(a)Fair value of financial instruments (continued)
The Company’s level 1 fair value of long-term debt is measured at the closing price on the New York Stock Exchange and the Canadian over-the-counter closing price. The Company’s level 2 fair value of long-term debt at fixed interest rates and Series C preferred shares has been determined using a discounted cash flow method and current interest rates. The Company's level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of AQN's common shares on a converted basis.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options, rights, subscription agreements and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves, which are observable in the marketplace.
The Company’s level 3 instruments consist of energy contracts for electricity sales and the fair value of the Company's investment in AYES Canada. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $13.64 to $98.05 with a weighted average of $22.96 as of December 31, 2020. The weighted average forward market prices are developed based on the quantity of energy expected to be sold monthly and the expected forward price during that month. The change in the fair value of the energy contracts is detailed in notes 24(b)(ii) and 24(b)(iv). The significant unobservable inputs used in the fair value measurement of the Company's AYES Canada investment are the expected cash flows, the discount rates applied to these cash flows ranging from 8.25% to 8.75% with a weighted average of 8.67%, and the expected volatility of Atlantica's share price ranging from 22% to 46% as of December 31, 2020. Significant increases (decreases) in expected cash flows or increases (decreases) in discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement. The increase in value and volatility of the Atlantica shares during the year resulted in a significant increase in the fair value measurement.
(b)Derivative instruments
Derivative instruments are recognized on the consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.
(i)Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas and electric service territories. The Company’s strategy is to minimize fluctuations in gas sale prices to regulated customers.
The following are commodity volumes, in dekatherms (“dths”), associated with the above derivative contracts:

2020
Financial contracts: Swaps	1,830,852
Options	479,692
Forward contracts	1,500,000
3,810,544
The accounting for these derivative instruments is subject to guidance for rate regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the consolidated balance sheets. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity costs adjustments (note 7(g)). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.
24.Financial instruments (continued)
(b)Derivative instruments (continued)
(i)Commodity derivatives – regulated accounting (continued)
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts on the consolidated balance sheets:

	2020	2019
Regulatory assets:
Swap contracts	$228	$28
Option contracts	50	38
Forward contracts	$693	$1,830
Regulatory liabilities:
Swap contracts	$271	$743
Option contracts	$76	$—
(ii)Cash flow hedges
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities and the Shady Oaks II development project by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
2,479,234	December 2031	$23.50	NI HUB
642,280	December 2028	$34.02	PJM Western HUB
2,953,751	December 2027	$24.76	NI HUB
2,330,995	December 2027	$36.46	ERCOT North HUB
The Company provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Hydroelectric Facility is expected to provide a portion of the energy required to service these customers, AQN anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy. The Company designated a contract with a notional quantity of 81,408 MW-hours, a price of $38.95 per MW-hr and expiring in February 2022 as a hedge to the price of energy purchases. The Company also mitigates the risk by using short-term financial forward energy purchase contracts. These short-term derivatives are not accounted for as hedges and changes in fair value are recorded in earnings as they occur (note 24(b)(iv)).
In November 2020, upon the acquisition of Ascendant (note 3(a)), the Company redesignated two interest rate swap contracts as cash flow hedges to mitigate the risk that LIBOR-based interest rates will increase over the life of Ascendant's term loan facilities. Under the terms of the interest rate swap contracts, the Company has fixed its LIBOR interest rate expense on $87,627 and $8,875 to 3.28% and 3.02%, respectively, on its two term loan facilities.
In January 2019, the Company entered into a long-term energy derivative contract to reduce the price risk on the expected future sale of power generation at the Sugar Creek Wind Project. On September 30, 2019, the Company sold the derivative contract together with 100% of its ownership interest in Sugar Creek Wind Project to AAGES Sugar Creek Wind, LLC. The novation and transfer of the derivative contract was subject to counterparty approval, which was received in the first quarter of 2020. As a result, the hedge relationship for the Sugar Creek Wind Project energy derivative was discontinued in 2019. Amounts in AOCI of $15,765 and related tax were reclassified from AOCI into earnings in 2019.
In September 2019, the Company entered into a forward-starting interest rate swap in order to reduce the interest rate risk related to the quarterly interest payments between July 1, 2024 and July 1, 2029 on the $350,000 subordinated unsecured notes. The Company designated the entire notional amount of the three pay-variable and receive-fixed interest rate swaps as a hedge of the future quarterly variable-rate interest payments associated with the subordinated unsecured notes.
24.Financial instruments (continued)
(b)Derivative instruments (continued)
(ii)Cash flow hedges (continued)
The Company was party to a 10-year forward-starting interest rate swap in order to reduce the interest rate risk related to the probable issuance of a 10-year C$135,000 bond. In 2019, the Company settled the forward-starting interest rate swap contract as it issued C$300,000 10-year senior unsecured notes with an interest rate of 4.60% (note 9(g)).
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2020	2019
Effective portion of cash flow hedge	$(13,418)	$19,177
Amortization of cash flow hedge	(1,248)	(33)
Amounts reclassified from AOCI	(9,616)	(8,564)
OCI attributable to shareholders of AQN	$(24,282)	$10,580
The Company expects $8,624, $483 and $1,215 of unrealized gains currently in AOCI to be reclassified, net of taxes into non-regulated energy sales, interest expense and derivative gains, respectively, within the next 12 months, as the underlying hedged transactions settle.
(iii)Foreign exchange hedge of net investment in foreign operation
The functional currency of most of AQN's operations is the U.S. dollar. Effective January 1, 2020, the functional currency of AQN, the non-consolidated parent entity, changed from the Canadian dollar to the U.S. dollar based on a balance of facts, taking into consideration its operating, financing and investing activities. As a result of that entity's change of functional currency, changes were made to certain hedging relationships to mitigate the remaining Canadian dollar risk.
The Company designates obligations denominated in Canadian dollars as a hedge of the foreign currency exposure of its net investment in its Canadian investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency loss of $656 for the year ended December 31, 2020 (2019 - $nil) was recorded in OCI.
On May 23, 2019, the Company entered into a cross-currency swap, coterminous with the subordinated unsecured notes, to effectively convert the $350,000 U.S. dollar denominated offering into Canadian dollars. The change in the carrying amount of the notes due to changes in spot exchange rates is recognized each period in the consolidated statements of operations as loss (gain) on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the notes. Upon the change in functional currency of AQN to the U.S. dollar on January 1, 2020, this hedge was dedesignated. The OCI related to this hedge will be amortized into earnings in the period that future interest payments affect earnings over the remaining life of the original hedge. The Company redesignated this swap as a hedge of AQN's net investment in its Canadian subsidiaries. The related foreign currency transaction gain or loss designated as a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. The fair value of the derivative on the redesignation date will be amortized over the remaining life of the original hedge. A foreign currency loss of $13,256 for the year ended December 31, 2020 (2019 - $nil) was recorded in OCI.
24.Financial instruments (continued)
(b)Derivative instruments (continued)
(iii)Foreign exchange hedge of net investment in foreign operation (continued)
Canadian operations
The Company is exposed to currency fluctuations from its Canadian-based operations. AQN manages this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollar transactions. The Company designates obligations denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in its U.S. investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency loss of $3,581 for the year ended December 31, 2020 (2019 - gain of $35,277) was recorded in OCI.
The Company is party to C$650,000 cross currency swaps to effectively convert Canadian dollar debentures (note 9) into U.S. dollars. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Renewable Energy Group's U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A gain of $18,875 for the year ended December 31, 2020 (2019 - gain of $15,946) was recorded in OCI.
Chilean operations
The Company is exposed to currency fluctuations from its Chilean-based operations. The Company's Chilean operations are determined to have the Chilean peso as their functional currency. Chilean long-term debt used to finance the operations is denominated in Chilean Unidad de Fomento.
(iv)Other derivatives
Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.
During the year, the Company executed on currency forward contracts to purchase in total $682,500 for approximately C$923,243 in order to manage the currency exposure to the Canadian dollar shares issuance (note 13(a)). A foreign currency gain of $2,363 was recorded as a result of the settlement.
For derivatives that are not designated as hedges, the changes in the fair value are immediately recognized in earnings.
24.Financial instruments (continued)
(b)Derivative instruments (continued)
(iv)Other derivatives (continued)
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2020	2019
Change in unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$(901)	$530
Currency forward contract	—	(904)
Total change in unrealized gain (loss) on derivative financial instruments	$(901)	$(374)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	(1,145)	(227)
Currency forward contract	2,363	147
Total realized gain (loss) on derivative financial instruments	$1,218	$(80)
Gain (loss) on derivative financial instruments not accounted for as hedges	317	(454)
Amortization of AOCI gains frozen as a result of hedge dedesignation	3,009	15,810
	$3,326	$15,356
Amounts recognized in the consolidated statements of operations consist of:
Gain on derivative financial instruments	$964	$16,113
Gain (loss) on foreign exchange	2,362	(757)
	$3,326	$15,356
(c)Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view of mitigating these risks to the extent possible on a cost effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.
This note provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk and liquidity risk, and how the Company manages those risks.
Credit risk
Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s financial instruments that are exposed to concentrations of credit risk are primarily cash and cash equivalents, accounts receivable, notes receivable and derivative instruments. The Company limits its exposure to credit risk with respect to cash equivalents by ensuring available cash is deposited with its senior lenders, all of which have a credit rating of A or better. The Company does not consider the risk associated with the accounts receivable to be significant as 91% of revenue from power generation is earned from large utility customers having a credit rating of Baa2 or better by Moody's, or BBB or higher by S&P, or BBB or higher by DBRS. Revenue is generally invoiced and collected within 45 days.
24.Financial instruments (continued)
(c)Risk management (continued)
Credit risk (continued)
The remaining revenue is primarily earned by the Regulated Services Group, which consists of water and wastewater, electric and gas utilities in the United States, Canada, Chile and Bermuda. In this regard, the credit risk related to Regulated Services Group accounts receivable balances of $266,225 is spread over thousands of customers. The Company has processes in place to monitor and evaluate this risk on an ongoing basis including background credit checks and security deposits from new customers. In addition, most of the regulators of the Regulated Services Group allow for a reasonable bad debt expense to be incorporated in the rates and therefore recovered from rate payers.
As of December 31, 2020, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

2020
Cash and cash equivalents and restricted cash	$130,018
Accounts receivable	355,151
Allowance for doubtful accounts	(29,506)
Notes receivable	23,804
$479,467
In addition, the Company continuously monitors the creditworthiness of the counterparties to its foreign exchange, interest rate, and energy derivative contracts and assesses each counterparty’s ability to perform on the transactions set forth in the contracts. The counterparties consist primarily of financial institutions. This concentration of counterparties may impact the Company’s overall exposure to credit risk, either positively or negatively, in that the counterparties may be similarly affected by changes in economic, regulatory or other conditions.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity risk is to ensure, to the extent possible, that it will always have sufficient liquidity to meet liabilities when due. As of December 31, 2020, in addition to cash on hand of $101,614, the Company had $2,675,735 available to be drawn on its senior debt facilities. Each of the Company’s revolving credit facilities contain covenants that may limit amounts available to be drawn.
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$334,352	$821,535	$285,600	$3,092,544	$4,534,031
Interest on long-term debt	195,876	337,199	267,112	1,084,022	1,884,209
Purchase obligations	561,690	—	—	—	561,690
Environmental obligation	16,955	26,409	1,251	21,518	66,133
Advances in aid of construction	1,236	—	—	78,628	79,864
Derivative financial instruments:
Cross-currency swap	37,338	29,999	19,875	(2,670)	84,542
Interest rate swaps	2,725	4,346	4,369	7,885	19,325
Energy derivative and commodity contracts	1,917	(233)	919	3,940	6,543
Other obligations	79,219	6,601	5,232	125,209	216,261
Total obligations	$1,231,308	$1,225,856	$584,358	$4,411,076	$7,452,598